Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies
17. CONTINGENCIES
Litigation
The Group was involved in certain cases pending in various PRC, U.S. and Brazil courts and arbitration as of June 30, 2020. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.
Starting in April 2020, the Group and certain of its officers were named as defendants in putative securities class actions filed in federal court. The case was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents related to Baidu Feed, which they believe did not comply with “PRC laws and regulations in all material respects”. In addition, the Group received a complaint alleging that between April 8, 2016 and August 13, 2020, the Group made material misrepresentations in disclosures filed with the SEC by misrepresenting the financial and business condition of iQIYI and failing to disclose that iQIYI had inadequate controls. Both of those cases remain in preliminary stage, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the unaudited interim condensed consolidated financial statements. As a result, as of June 30, 2020, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.
For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such loss estimates were insignificant.